UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5079

John Hancock Tax-Exempt Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock

New York Tax-Free Income Fund

Annual Report

5.31.09

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

The Fund’s fiscal year-end recently changed from August 31 to May 31. As a result, this report covers the period from September 1, 2008, to May 31, 2009.

Municipal bonds posted positive returns for the nine months ended May 31, 2009, despite an unprecedented level of volatility. Municipal bonds fell sharply throughout the last four months of 2008, as a crisis in the credit markets and a deepening economic downturn led investors to shun risk-related assets. However, municipal bonds bounced back in the latter half of the period as unprecedented government intervention helped ease the credit crunch and the economy began to show early signs of stabilization.

For the nine months ended May 31, 2009, John Hancock New York Tax-Free Income Fund’s Class A shares posted a total return of 0.28% at net asset value. By comparison, Morningstar, Inc.’s muni New York long fund category produced an average return of –0.05%, while the much broader-based Barclays Capital Municipal Bond Index, the Fund’s benchmark, returned 3.15%. Because the Fund focuses on a single state, its performance often varies from its broader benchmark index. We believe that the Fund’s outperformance of its Morningstar peer group average resulted from its defensive positioning, with an emphasis on high-quality municipal bonds and shorter-term securities. This added value during the municipal market sell-off in late 2008 but detracted in the last half of the period as longer-term bonds and lower-quality securities led the municipal market rebound in early 2009. The best performers were essential-services revenue bonds, which finance basic services such as utilities, water and sewer. In contrast, widening credit spreads during the period hurt the performance of lower-quality credits (including holdings associated with the Commonwealth of Puerto Rico), although considerable spread tightening at the end of the period mitigated some of the losses.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Investments concentrated in one industry may fluctuate more widely than investments diversified across industries. Because the Fund may focus on particular industries, its performance may depend on the performance of those industries.

The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. As a result, credit, market and other risks associated with the Fund’s investment strategies or techniques may be more pronounced for the Fund than for funds that are diversified.

The major factors in this Fund’s performance are interest rates and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk.

6	New York Tax-Free Income Fund | Annual report

A look at performance

For the period ended May 31, 2009

		Average annual returns (%)			Cumulative total returns (%)
		with maximum sales charge (POP)			with maximum sales charge (POP)			SEC 30-
								day yield
	Inception							(%) as of
Class	date	1-year	5-year	10-year	1-year	5-year	10-year	5-31-09

A	9-13-87	–3.63	2.50	3.56	–3.63	13.13	41.91	3.90

B	10-3-96	–4.59	2.38	3.46	–4.59	12.47	40.56	3.39

C	4-1-99	–0.73	2.72	3.32	–0.73	14.38	38.59	3.39

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.04%, Class B — 1.74% and Class C — 1.74%. Expenses for the current period may be higher than those shown in the “Annual operating expenses‚“ table for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and on some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

Annual report | New York Tax-Free Income Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock New York Tax-Free Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	5-31-99	$14,056	$14,056	$16,209

C2	5-31-99	13,859	13,859	16,209

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of May 31, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

8	New York Tax-Free Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2009 with the same investment held until May 31, 2009.

	Account value	Ending value	Expenses paid during
	on 3-1-09	on 5-31-09	period ended 5-31-09[1]

Class A	$1,000.00	$1,027.00	$3.30

Class B	1,000.00	1,025.20	5.05

Class C	1,000.00	1,025.20	5.16

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

1 Expenses are equal to the Fund’s annualized expense ratio of 1.29%, 1.98%, and 2.02% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the three month period).

Annual report | New York Tax-Free Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2008, with the same investment held until May 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-08	on 5-31-09	period ended 5-31-09[1]

Class A	$1,000.00	$1,018.50	$6.49

Class B	1,000.00	1,015.10	9.95

Class C	1,000.00	1,014.90	10.15

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.29%, 1.98%, and 2.02% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	New York Tax-Free Income Fund | Annual report

Portfolio summary

Top 10 holdings[1]

Metropolitan Transportation Authority, 11-15-34, 5.000%	4.8%

Puerto Rico Aqueduct & Sewer Authority, 7-1-11, 10.921%	4.2%

New York State Dormitory Authority, 5-15-19, 5.500%	3.9%

Triborough Bridge & Tunnel Authority, 1-1-21, 6.125%	3.3%

Oneida County Industrial Development Agency, 7-1-29, Zero	3.0%

City of New York 12-1-17, 5.250%	2.8%

Long Island Power Authority, 4-1-39, 5.750%	2.8%

New York Local Assistance Corp., 4-1-17, 5.500%	2.5%

Virgin Islands Public Finance Authority, 10-1-18, 5.875%	2.4%

New York City Municipal Water Finance Authority, 6-15-20, Zero	2.2%

Industry composition[2,3]

General obligation bonds	6%	Airport	5%

Revenue bonds		Power	5%

Education	19%	Facilities	3%

Other revenue	19%	Tobacco	3%

Water & sewer	11%	Development	3%

Health care	9%	Health care services	2%

Transportation	6%	Other	3%

Utilities	6%

Quality composition[2]

AAA	27%	BBB	21%

AA	32%	BB	2%

A	15%	Other	3%

1 As a percentage of net assets on May 31, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on May 31, 2009.

3 Investments concentrated in one industry may fluctuate more widely than investments diversified across industries. Because the Fund may focus on particular industries, its performance may depend on the performance of those industries.

Annual report | New York Tax-Free Income Fund	11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 5-31-09

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value

Tax-exempt long-term bonds 97.14%				$55,865,808

(Cost $55,278,731)

New York 85.54%				49,196,178

Albany Parking Authority,
Prerefunded, Ser. A	5.625%	07-15-25	$385	426,287
Unrefunded, Ser. A	5.625	07-15-25	365	368,562

Chautauqua Asset Securitization Corp.	6.750	07-01-40	1,000	854,990

City of New York,
General Obligation, Ser. B	5.250	12-01-17	1,500	1,586,715
General Obligation, Ser. E-1	6.250	10-15-28	500	556,595
General Obligation, Ser. J	5.000	05-15-23	1,000	1,021,500

Herkimer County Industrial
Development Agency,
Folts Adult Home Inc., Ser. A	5.500	03-20-40	990	1,049,994

Long Island Power Authority,
Ser. A	6.000	05-01-33	1,000	1,096,290
Ser. A	5.750	04-01-39	1,500	1,581,465

Metropolitan Transportation Authority,
Ser. A	5.250	11-15-28	1,000	1,031,570
Ser. B	5.000	11-15-34	2,750	2,742,080

Monroe Newpower Corp.	5.100	01-01-16	1,000	929,620

Nassau County Industrial
Development Agency,
North Shore Health Systems, Ser. A	6.250	11-01-21	275	281,603

New York City Industrial
Development Agency,
Airis JFK I LLC. Project, Ser. A	5.500	07-01-28	1,000	683,810
Brooklyn Navy Yard Cogeneration Partners	5.650	10-01-28	1,000	713,930
Lycee Francais De NY Project, Ser. A (D)	5.375	06-01-23	1,000	876,680
Polytechnic Projects University	6.125	11-01-30	1,000	1,084,970
Polytechnic Projects University (D)	5.250	11-01-27	1,000	852,500
Terminal One Group Association Project	5.500	01-01-21	1,000	947,420
World Trade Center Project, Ser. A	6.250	03-01-15	1,000	871,460

New York City Municipal Water
Finance Authority,
Fiscal 2009, Ser. A	5.750	06-15-40	1,000	1,072,430
Ser. C (V)	0.410	06-15-33	200	200,000
Ser D	Zero	06-15-20	2,000	1,276,660
Ser. F (V)	0.170	06-15-35	200	200,000
Ser. FF-2	5.000	06-15-40	1,000	991,400
Unrefunded, Ser. B	6.000	06-15-33	460	486,289

See notes to financial statements

12	New York Tax-Free Income Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value

New York (continued)

New York City Transitional
Finance Authority,
Fiscal 2009, Ser. S-4	5.500%	01-15-39	$1,000	$1,012,600
Ser. A	Zero	11-01-29	1,000	950,150
Ser. B	6.000	11-15-29	1,000	1,063,180

New York Local Assistance Corp., Ser. C	5.500	04-01-17	1,225	1,406,863

New York State Dormitory Authority,
City University 4th, Ser. A	5.250	07-01-31	130	141,449
Long Island Jewish Medical Center	5.375	05-01-23	1,000	1,145,290
Miriam Osborn Memorial Home
Association, Ser. B (D)	6.875	07-01-25	750	713,250
Orange Regional Medical Center	6.125	12-01-29	750	591,773
St. Luke Roosevelt Hospital, Ser. B	Zero	08-15-40	3,000	434,460
State University (D)	5.250	05-15-15	1,000	1,092,840
State University Dormitory, Ser. A	6.000	07-01-30	1,000	1,068,910
State University Facilities, Ser. A	5.500	05-15-19	2,000	2,232,540
University of Rochester, Ser. A (Zero to
7-31-10 then 6.05%) (D)	Zero	07-01-25	1,000	998,440

New York State Environmental
Facilities Corp.,
Ser. A	5.000	06-15-34	1,000	1,007,040
Unrefunded, Ser. E	6.875	06-15-10	20	20,101

New York State Thruway Authority,
Ser. A	5.000	04-01-22	500	534,510

Oneida County Industrial
Development Agency,
Hamilton College, Ser. A (D)	Zero	07-01-29	5,330	1,723,402

Onondaga County Industrial
Development Agency,
Aero Syracuse LLC.	6.125	01-01-32	1,000	732,100

Orange County Industrial
Development Agency,
Arden Hill Care Center, Ser. C	7.000	08-01-31	500	405,390

Port Authority of New York &
New Jersey,
KICA Partners	6.750	10-01-19	1,500	1,170,960

Suffolk County Industrial
Development Agency,
Huntington Hospital Project, Ser. B	6.000	11-01-22	1,000	994,480

Triborough Bridge & Tunnel Authority,
Series Y	6.125	01-01-21	1,500	1,895,355

Tsasc Inc., Tobacco Settlement,
Ser. 1	5.500	07-15-24	730	799,606

Upper Mohawk Valley Regional Water
Finance Authority (D)	Zero	04-01-22	2,230	1,200,052

Westchester County Healthcare Corp.,
Ser. A	6.000	11-01-30	1,150	989,207

Yonkers Industrial Development Agency,
Yonkers Inc., Ser. A	6.625	02-01-26	1,000	1,087,410

See notes to financial statements

Annual report | New York Tax-Free Income Fund	13

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value

Puerto Rico 8.15%				$4,684,803

Puerto Rico Aqueduct &
Sewer Authority,
Inverse Floater (B)(D)	10.021%	07-01-11	$2,000	2,411,520

Puerto Rico Public Building Authority,
Ser. A (D)	6.250	07-01-12	1,110	1,170,617

Puerto Rico Public Finance Corp.,
Prerefunded, Series E	5.500	08-01-29	1,005	1,102,666

Virgin Islands 3.45%				1,984,827

Virgin Islands Public Finance Authority,
Ser. A	6.500	10-01-24	535	581,727
Ser. E	5.875	10-01-18	1,500	1,403,100

Total investments (Cost $55,278,731)† 97.14%				$55,865,808

Other assets and liabilities, net 2.86%				$1,644,316

Total net assets 100.00%				$57,510,124

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(B) Security has been issued as a leveraged inverse floater bond purchased on the secondary market.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

ACA Financial Guaranty Corp.	4.37%
Ambac Financial Group, Inc.	4.25%
National Public Financial Guaranty Insurance Corp.	11.15%

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2009.

† At May 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $55,192,347. Net unrealized appreciation aggregated $673,461, of which $3,316,382 related to appreciated investment securities and $2,642,921 related to depreciated investment securities.

See notes to financial statements

14	New York Tax-Free Income Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-09

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $55,278,731)	$55,865,808
Cash	616,602
Receivable for fund shares sold	405,733
Interest receivable	730,410
Other receivables and prepaid assets	5,313

Total assets	57,623,866

Liabilities

Payable for fund shares repurchased	40,229
Payable to affiliates
Accounting and legal services fees	1,453
Transfer agent fees	1,371
Distribution and service fees	20,475
Trustees’ fees	5,375
Management fees	23,360
Other liabilities and accrued expenses	21,479

Total liabilities	113,742

Net assets

Capital paid-in	$57,343,376
Undistributed net investment income	13,814
Accumulated net realized loss on investments	(434,143)
Net unrealized appreciation on investments	587,077

Net assets	$57,510,124

Net asset value per share

Based on net asset values and shares outstanding – the Fund has an unlimited number of shares authorized with no par value
Class A ($46,210,450 ÷ 3,983,323 shares)	$11.60
Class B ($5,747,830 ÷ 495,468 shares)[1]	$11.60
Class C ($5,551,844 ÷ 478,525 shares)[1]	$11.60

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$12.15

1 Redemption price is equal to net asset value less an applicable contingent deferred sales charges.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | New York Tax-Free Income Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the periods ended 5-31-09 and 8-31-08

These Statements of Operations summarize the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the periods stated.

	Period	Year
	ended	ended
	5-31-09[1]	8-31-08

Investment income

Interest	$2,280,525	$2,871,021

Total investment income	2,280,525	2,871,021

Expenses

Investment management fees (Note 5)	200,365	270,335
Distribution and service fees (Note 5)	177,041	248,282
Transfer agent fees (Note 5)	30,328	39,239
Accounting and legal services fees (Note 5)	5,503	5,595
Trustees’ fees	3,089	3,224
State registration fees	5,683	8,536
Printing and postage fees	23,344	18,852
Professional fees	43,439	21,243
Custodian fees	18,986	27,189
Registration and filing fees	4,964	—
Proxy fees	16,960	—
Miscellaneous	5,123	4,484

Total expenses	534,825	646,979
Less expense reductions (Note 5)	(159)	(696)

Net expenses	534,666	646,283

Net investment income	1,745,859	2,224,738

Realized and unrealized gain (loss)

Net realized gain (loss) on investments	148,292	(43,829)
Change in net unrealized appreciation (depreciation)
of investments	(1,746,498)	(277,248)

Net realized and unrealized gain (loss)	(1,598,206)	(321,077)

Increase (decrease) in net assets from operations	$147,653	$1,903,661

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

See notes to financial statements

16	New York Tax-Free Income Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year	Year
	ended	ended	ended
	5-31-09[1]	8-31-08	8-31-07

Increase (decrease) in net assets

From operations
Net investment income	$1,745,859	$2,224,738	$2,338,321
Net realized gain (loss)	148,292	(43,829)	42,349
Change in net unrealized appreciation
(depreciation)	(1,746,498)	(277,248)	(1,759,574)

Increase in net assets resulting
from operations	147,653	1,903,661	621,096

Distributions to shareholders
From net investment income
Class A	(1,423,219)	(1,769,992)	(1,773,258)
Class B	(182,377)	(324,308)	(424,606)
Class C	(121,788)	(110,644)	(132,621)

Total distributions	(1,727,384)	(2,204,944)	(2,330,485)

From Fund share transactions (Note 6)	4,184,575	725,279	(3,989,619)

Total increase (decrease)	2,604,844	423,996	(5,699,008)

Net assets

Beginning of period	54,905,280	54,481,284	60,180,292

Period ended	$57,510,124	$54,905,280	$54,481,284
Undistributed net investment income	$13,814	$19,069	$19,072

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

See notes to financial statements

Annual report | New York Tax-Free Income Fund	17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05	8-31-04

Per share operating performance

Net asset value, beginning of period	$11.96	$12.03	$12.40	$12.61	$12.46	$12.10
Net investment income[2]	0.38	0.51	0.52	0.52	0.52	0.54
Net realized and unrealized gain (loss)
on investments	(0.36)	(0.07)	(0.37)	(0.21)	0.15	0.36
Total from investment operations	0.02	0.44	0.15	0.31	0.67	0.90
Less distributions
From net investment income	(0.38)	(0.51)	(0.52)	(0.52)	(0.52)	(0.54)
Net asset value, end of period	$11.60	$11.96	$12.03	$12.40	$12.61	$12.46
Total return (%)[3]	0.28[4]	3.73[5]	1.18[5]	2.54[5]	5.50	7.54[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$46	$44	$40	$43	$44	$44
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.19[6,7]	1.04	1.03	1.03	1.06	1.02
Expenses net of fee waivers	1.19[6,7]	1.04	1.03	1.03	1.06	1.01
Expenses net of all fee waivers
and credits	1.19[6,7]	1.04	1.03	1.03	1.06	1.01
Net investment income	4.50[6]	4.28	4.22	4.20	4.18	4.35
Portfolio turnover (%)	22	25	17	32	25	43

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Annualized.

7 Includes proxy fees. The impact of this expense to the gross and net expenses ratios was 0.04%.

See notes to financial statements

18	New York Tax-Free Income Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

CLASS B SHARES Period ended	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05	8-31-04

Per share operating performance

Net asset value, beginning of period	$11.96	$12.03	$12.40	$12.61	$12.46	$12.10
Net investment income[2]	0.32	0.43	0.43	0.43	0.43	0.45
Net realized and unrealized gain (loss)
on investments	(0.36)	(0.07)	(0.37)	(0.21)	0.15	0.36
Total from investment operations	(0.04)	0.36	0.06	0.22	0.58	0.81
Less distributions
From net investment income	(0.32)	(0.43)	(0.43)	(0.43)	(0.43)	(0.45)
Net asset value, end of period	$11.60	$11.96	$12.03	$12.40	$12.61	$12.46
Total return (%)[3]	(0.24)[4]	3.01[5]	0.48[5]	1.83[5]	4.77	6.80[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$6	$8	$11	$14	$17	$20
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.89[6,7]	1.74	1.73	1.73	1.76	1.72
Expenses net of fee waivers	1.89[6,7]	1.74	1.73	1.73	1.76	1.71
Expenses net of all fee waivers
and credits	1.89[6,7]	1.74	1.73	1.73	1.76	1.71
Net investment income	3.80[6]	3.57	3.52	3.50	3.48	3.65
Portfolio turnover (%)	22	25	17	32	25	43

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Annualized.

7 Includes proxy fees. The impact of this expense to the gross and net expenses ratios was 0.04%.

CLASS C SHARES Period ended	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05	8-31-04

Per share operating performance

Net asset value, beginning of period	$11.96	$12.03	$12.40	$12.61	$12.46	$12.10
Net investment income[2]	0.32	0.43	0.43	0.43	0.43	0.45
Net realized and unrealized gain (loss)
on investments	(0.36)	(0.07)	(0.37)	(0.21)	0.15	0.36
Total from investment operations	(0.04)	0.36	0.06	0.22	0.58	0.81
Less distributions
From net investment income	(0.32)	(0.43)	(0.43)	(0.43)	(0.43)	(0.45)
Net asset value, beginning of period	$11.60	$11.96	$12.03	$12.40	$12.61	$12.46
Total return (%)[3]	(0.24)[4]	3.01[5]	0.48[5]	1.83[5]	4.77	6.80[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$6	$3	$4	$3	$5	$5
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.89[6,7]	1.74	1.73	1.73	1.76	1.72
Expenses net of fee waivers	1.89[6,7]	1.74	1.73	1.73	1.76	1.71
Expenses net of all fee waivers
and credits	1.89[6,7]	1.74	1.73	1.73	1.76	1.71
Net investment income	3.79[6]	3.57	3.51	3.50	3.48	3.65
Portfolio turnover (%)	22	25	17	32	25	43

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Annualized.

7 Includes proxy fees. The impact of this expense to the gross and net expenses ratios was 0.04%.

See notes to financial statements

Annual report | New York Tax-Free Income Fund	19

Notes to financial statements

Note 1
Organization

John Hancock New York Tax-Free Income Fund (the Fund) is a non-diversified series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income, consistent with the preservation of capital, that is exempt from federal, New York State and New York City personal income taxes. Since the Fund invests primarily in New York state issuers, the Fund may be affected by political, economic or regulatory developments in the state of New York.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Municipal valuations change in response to many factors including tax receipts and budget disbursements of the municipalities, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

20	New York Tax-Free Income Fund | Annual report

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	—	—

Level 2 — Other Significant Observable Inputs	$55,865,808	—

Level 3 — Significant Unobservable Inputs	—	—
Total	$55,865,808	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates, option prices and swap prices.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended May 31, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance

Annual report | New York Tax-Free Income Fund	21

funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a $520,527 capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward expires as follows: May 31, 2010 — $104,542, May 31, 2011 — $414,533 and May 31, 2012 — $1,452.

As of May 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended May 31, 2009 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date.The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. During the period ended May 31, 2009, the tax character of distributions paid was as follows: ordinary income $283 and tax exempt income of $1,727,101. During the year ended August 31, 2008, the tax character of distributions paid was as follows: ordinary income $3,533 and tax exempt income of $2,201,411. During the year ended August 31, 2007, the tax character of distributions paid was as follows: ordinary income $4,889 and tax exempt income $2,325,596. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of May 31, 2009, the components of distributable earnings on a tax basis included $18,878 of undistributed exempt income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to amortization and accretion on debt securities.

22	New York Tax-Free Income Fund | Annual report

Note 3
Risk and uncertainties

Non-diversified risk

The Fund is allowed to invest in the securities of a relatively small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for the Fund than for funds that are diversified.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Insurance concentration risk

The Fund may hold insured municipal obligations which are insured as to their scheduled payment of principal and interest under an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance. Since there are a limited number of municipal obligation insurers, a Fund may have a concentration of investments covered by one insurer. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, the credit quality of companies which provide the insurance may affect the value of those securities and insurance does not guarantee the market value of the insured obligation.

Municipal bond risk

The Fund generally invests in general obligation or revenue municipal bonds. The bonds are backed by the municipal issuers and have the risk that the issuer’s credit quality will decline. General obligation bonds are backed by the municipal issuer’s ability to levy taxes. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders which may be caused by many reasons, including fiscal mismanagement to erosion of the tax base. Revenue bonds are backed only by income associated with a specific facility. Any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.

State concentration risk

The Fund may concentrate its investments in a single state and its performance is affected by local, state and regional factors. The risks may include economic or policy changes, erosion of the tax base, and state legislative changes (especially those regarding budgeting and taxes). Although the Fund invests mainly in investment-grade bonds, which generally have a relatively low level of credit risk, any factors that might lead to a credit decline statewide would be likely to cause widespread decline in the credit quality of the Fund’s holdings.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the Fund’s average daily net asset value in excess of $1,250,000,000. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of

Annual report | New York Tax-Free Income Fund	23

the Adviser. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the period ended May 31, 2009, were equivalent to an annual effective rate of 0.50% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal services fees incurred for the period ended May 31, 2009, were equivalent to an annual effective rate of less than 0.01% of the Fund’s average daily net assets.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. The expense reductions related to custody fee offsets amounted to $146.

Class A shares are assessed up-front sales charges. During the period ended May 31, 2009, JH Funds received net up-front sales charges of $133,818 with regard to sales of Class A shares. Of this amount, $17,517 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $113,450 was paid as sales commissions to unrelated broker-dealers and $2,851 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended May 31, 2009, CDSCs received by JH Funds amounted to $4,606 for Class B shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.01% for all Classes based on each class’s average daily net assets.

• All classes of the Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce

24	New York Tax-Free Income Fund | Annual report

a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended May 31, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $13 for transfer agent credits earned.

Class level expenses for the period ended May 31, 2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$95,867	$24,177
Class B	48,519	3,651
Class C	32,655	2,500
Total	$177,041	$30,328

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. Mr. John G. Vrysen is a Board member of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended May 31, 2009, and the years ended August 31, 2008 and August 31, 2007, along with the corresponding dollar value.

	Period ended 5-31-09[1]		Year ended 8-31-08		Year ended 8-31-07
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	715,444	$8,108,374	725,645	$8,752,039	239,433	$2,958,232
Distributions reinvested	90,159	1,023,152	108,990	1,307,779	101,055	1,245,290
Repurchased	(507,223)	(5,717,393)	(504,091)	(6,058,408)	(468,444)	(5,782,516)

Net increase (decrease)	298,380	$3,414,133	330,544	$4,001,410	(127,956)	($1,578,994)

Class B shares

Sold	73,092	$828,902	15,748	$188,942	25,927	$320,277
Distributions reinvested	10,581	120,015	19,419	233,281	23,459	289,183
Repurchased	(242,417)	(2,734,169)	(257,670)	(3,113,523)	(265,314)	(3,276,108)

Net decrease	(158,744)	($1,785,252)	(222,503)	($2,691,300)	(215,928)	($2,666,648)

Class C shares

Sold	272,750	$3,067,557	110,434	$1,329,149	68,588	$852,442
Distributions reinvested	4,523	50,869	3,752	45,036	3,797	46,817
Repurchased	(49,379)	(562,732)	(162,304)	(1,959,016)	(51,988)	(643,236)

Net increase (decrease)	227,894	$2,555,694	(48,118)	($584,831)	20,397	$256,023

Net increase (decrease)	367,530	$4,184,575	59,923	$725,279	(323,487)	($3,989,619)

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

Annual report | New York Tax-Free Income Fund	25

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, including purchases and sales of variable rate demand notes of $3,750,000 and $5,650,000, respectively, during the period ended May 31, 2009, aggregated $14,282,445 and $11,601,225, respectively. Short-term securities are excluded from these amounts.

Note 8
Change in fiscal year end

On March 12, 2009, the Board of Trustees approved to change the Fund’s fiscal year from August 31 to May 31.

26	New York Tax-Free Income Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock New York Tax-Free Income Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock New York Tax-Free Income Fund (the “Fund”) at May 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 17, 2009

Annual report | New York Tax-Free Income Fund	27

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2009.

The Fund designates 99.98% of dividends from net investment income as exempt-interest dividends. The percentage of dividends subject to the alternative minimum tax is 9.36%.

For specific information on exception provisions in your state, consult your local state tax office or your tax adviser. Shareholders will be mailed a 2009 U.S. Treasury Department Form 1099-DIV in January 2010. This will reflect the total of all distributions that are taxable for calendar year 2009.

28	New York Tax-Free Income Fund | Annual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
New York Tax-Free Income Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Tax-Exempt Series Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock New York Tax-Free Income Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and

Annual report | New York Tax-Free Income Fund	29

Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for all periods was lower than the performance of its benchmark index, the Lehman Brothers Municipal Bond Index, as was the Category and Peer Group medians. The Board also noted that the Fund’s performance for the 1- and 3-year periods was lower than the performance of its Category median but generally in line with the performance of its Category median for the 5- and 10-year periods. The Board also noted that the Fund’s performance for all periods under review was generally in line with the performance of the Peer Group median.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group and lower than the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Expense Ratio was lower than the median of the Peer Group and equal to the median of the Category. The Board noted that the Fund’s Net Expense Ratio was higher than the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on

30	New York Tax-Free Income Fund | Annual report

other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadvisor, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadvisor with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Board Consideration of Amendments to
Investment Advisory Agreement

In approving the proposed new form of Advisory Agreement at the December 8–9, 2008 meeting (which is subject to shareholder approval), the Board determined that it was appropriate to rely upon its recent consideration at its June 10, 2008 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement

Annual report | New York Tax-Free Income Fund	31

to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 10, 2008 meeting, concluded that these factors, taken as a whole, supported the continuation of the Advisory Agreement. The Board, at the December 8–9, 2008 meeting, revisited particular factors to the extent relevant to the proposed new form of Agreement. In particular, the Board noted the skill and competency of the Adviser in its past management of the Fund’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for the Trust and the Fund, including those who served as officers of the Trust, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Fund and concluded that the Adviser may reasonably be expected to perform its services ably under the proposed new form of Advisory Agreement. The Board also took into consideration the extensive analysis and effort undertaken by a working group comprised of a subset of the Board’s Independent Trustees, which met several times, both with management representatives and separately, prior to the Board’s December 8–9, 2008 meeting. The Board considered the differences between the current Advisory Agreement and proposed new form of Agreement, and agreed that the new Advisory Agreement structure would more clearly delineate the Adviser’s duties under the Agreement by separating the Adviser’s non-advisory functions from its advisory functions. The enhanced delineation is expected to facilitate oversight of the Adviser’s advisory and non-advisory activities without leading to any material increase in the Fund’s overall expense ratios.

32	New York Tax-Free Income Fund | Annual report

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Tax-Exempt Series Fund and its series, John Hancock New York Tax-Free Income Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on the proposal listed below:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Tax-Exempt Series Fund.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of each of the Trusts (all Trusts):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	9,199,423.8840	65.776%	95.123%
Withhold	471,610.7220	3.372%	4.877%

TOTAL	9,671,034.6060	69.148%	100.000%

John G. Vrysen
Affirmative	9,132,290.8840	65.296%	94.429%
Withhold	538,743.7220	3.852%	5.571%

TOTAL	9,671,034.6060	69.148%	100.000%

James F. Carlin
Affirmative	9,236,939.6840	66.044%	95.511%
Withhold	434,094.9220	3.104%	4.489%

TOTAL	9,671,034.6060	69.148%	100.000%

William H. Cunningham
Affirmative	9,136,729.7630	65.328%	94.475%
Withhold	534,304.8430	3.820%	5.525%

TOTAL	9,671,034.6060	69.148%	100.000%

Deborah Jackson
Affirmative	9,232,045.3550	66.009%	95.461%
Withhold	438,989.2510	3.139%	4.539%

TOTAL	9,671,034.6060	69.148%	100.000%

Charles L. Ladner
Affirmative	9,215,294.6840	65.889%	95.288%
Withhold	455,739.9220	3.259%	4.712%

TOTAL	9,671,034.6060	69.148%	100.000%

Stanley Martin
Affirmative	9,216,962.2030	65.901%	95.305%
Withhold	454,072.4030	3.247%	4.695%

TOTAL	9,671,034.6060	69.148%	100.000%

Patti McGill Peterson
Affirmative	9,220,240.4900	65.925%	95.339%
Withhold	450,794.1160	3.223%	4.661%

TOTAL	9,671,034.6060	69.148%	100.000%

Annual report | New York Tax-Free Income Fund	33

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	9,210,415.8840	65.855%	95.237%
Withhold	460,618.7220	3.293%	4.763%

TOTAL	9,671,034.6060	69.148%	100.000%

Steven R. Pruchansky
Affirmative	9,150,464.2030	65.426%	94.617%
Withhold	520,570.4030	3.722%	5.383%

TOTAL	9,671,034.6060	69.148%	100.000%

Gregory A. Russo
Affirmative	9,213,075.9390	65.874%	95.265%
Withhold	457,958.6670	3.274%	4.735%

TOTAL	9,671,034.6060	69.148%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Tax-Exempt Series Fund and its series, John Hancock New York Tax-Free Income Fund, held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on the proposals listed below:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Tax-Exempt Series Fund and John Hancock Advisers, LLC.

PROPOSAL 2 PASSED ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock Advisers, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	2,184,465.9030	46.380%	69.873%
Against	109,846.8270	2.332%	3.514%
Abstain	171,925.5750	3.650%	5.499%
Broker Non-Votes	660,109.0000	14.015%	21.114%

TOTAL	3,126,347.3050	66.377%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

3. Approval of the following changes to fundamental investment restrictions (See Proxy Statement for Fund(s) voting on this Proposal):

PROPOSAL 3A-3F AND 3L PASSED ON MAY 5, 2009.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	2,174,966.8320	46.178%	69.569%
Against	113,353.5110	2.407%	3.626%
Abstain	177,917.9620	3.777%	5.691%
Broker Non-Votes	660,109.0000	14.015%	21.114%

TOTAL	3,126,347.3050	66.377%	100.000%

34	New York Tax-Free Income Fund | Annual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3B. Revise: Diversification

Affirmative	2,170,398.1400	46.081%	69.423%
Against	107,477.1000	2.282%	3.438%
Abstain	188,363.0650	3.999%	6.025%
Broker Non-Votes	660,109.0000	14.015%	21.114%

TOTAL	3,126,347.3050	66.377%	100.000%

3C. Revise: Underwriting

Affirmative	2,150,022.5500	45.649%	68.771%
Against	117,012.6940	2.484%	3.743%
Abstain	199,203.0610	4.229%	6.372%
Broker Non-Votes	660,109.0000	14.015%	21.114%

TOTAL	3,126,347.3050	66.377%	100.000%

3D. Revise: Real Estate

Affirmative	2,150,403.4630	45.657%	68.783%
Against	145,831.2920	3.096%	4.665%
Abstain	170,003.5500	3.609%	5.438%
Broker Non-Votes	660,109.0000	14.015%	21.114%

TOTAL	3,126,347.3050	66.377%	100.000%

3E. Revise: Loans

Affirmative	2,144,743.9670	45.536%	68.603%
Against	139,728.6760	2.967%	4.469%
Abstain	181,764.6620	3.859%	5.814%
Broker Non-Votes	660,110.0000	14.015%	21.114%

TOTAL	3,126,347.3050	66.377%	100.000%

3F. Revise: Senior Securities

Affirmative	2,166,924.2550	46.007%	69.312%
Against	109,494.2070	2.325%	3.502%
Abstain	189,818.8430	4.030%	6.072%
Broker Non-Votes	660,110.0000	14.015%	21.114%

TOTAL	3,126,347.3050	66.377%	100.000%

3L. Eliminate: Pledging Assets

Affirmative	2,111,978.0160	44.840%	67.555%
Against	140,996.7270	2.994%	4.510%
Abstain	213,263.5620	4.528%	6.821%
Broker Non-Votes	660,109.0000	14.015%	21.114%

TOTAL	3,126,347.3050	66.377%	100.000%

Annual report | New York Tax-Free Income Fund	35

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to compensation plans.

PROPOSAL 4 PASSED FOR CLASS A AND B ONLY ON MAY 5, 2009.

Class A

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,691,236.6790	45.305%	68.292%
Against	110,409.0050	2.958%	4.458%
Abstain	224,225.0350	6.007%	9.054%
Broker Non-Votes	450,626.0000	12.072%	18.196%

TOTAL	2,476,496.7190	66.342%	100.000%

Class B

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	292,407.1460	53.234%	68.828%
Against	17,006.0000	3.096%	4.003%
Abstain	30,131.1750	5.485%	7.092%
Broker Non-Votes	85,293.0000	15.528%	20.077%

TOTAL	424,837.3210	77.343%	100.000%

Class C

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	91,200.2650	21.322%	40.531%
Against	.0000	.000%	.000%
Abstain	9,622.0000	2.249%	4.276%
Broker Non-Votes	124,191.0000	29.033%	55.193%

TOTAL	225,013.2650	52.604%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 PASSED ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure (All Funds except Classic Value II, International Classic Value, and Small Cap Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	2,102,607.2900	44.642%	67.255%
Against	168,239.0070	3.572%	5.381%
Abstain	195,390.0080	4.148%	6.250%
Broker Non-Votes	660,111.0000	14.015%	21.114%

TOTAL	3,126,347.3050	66.377%	100.000%

36	New York Tax-Free Income Fund | Annual report

Proposal 6: To revise merger approval requirements for John Hancock Tax-Exempt Series Fund

PROPOSAL 6 PASSED ON MAY 5, 2009.

6. Revision to merger approval requirements (all Trusts).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	6,598,933.8430	47.183%	68.234%
Against	344,765.4520	2.465%	3.565%
Abstain	572,071.3110	4.090%	5.915%
Broker Non-Votes	2,155,264.0000	15.410%	22.286%

TOTAL	9,671,034.6060	69.148%	100.000%

Annual report | New York Tax-Free Income Fund	37

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	1996	48

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (until 1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2005	48

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham,[2] Born: 1944	2005	48

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile
Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until
2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director,
Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[2,4] Born: 1952	2008	48

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

38	New York Tax-Free Income Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2004	48

Chairman and Trustee, Dunwoody Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and
Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Stanley Martin,[2,4] Born: 1947	2008	48

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	1996	48

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator and Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky, Born: 1944	2005	48

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo,[4] Born: 1949	2009	48

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Annual report | New York Tax-Free Income Fund	39

Non-Independent Trustees[3]
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	264

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

John G. Vrysen,[4] Born: 1955	2009	48

Chief Operating Officer (since 2005)
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, the Adviser, The Berkeley Group,
Manulife Financial Corporation Global Investment Management (U.S.), LLC, John Hancock Investment
Management Services, LLC, John Hancock Funds, LLC, John Hancock Funds, John Hancock Funds II,
John Hancock Funds III and John Hancock Trust (2005–2007); Vice President, Manulife Financial
Corporation (until 2006).

Principal officers who are not Trustees
Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and other		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock Funds and John Hancock Funds III (since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment
Company Institute Sales Force Marketing Committee (since 2003); President and Chief Executive
Officer, John Hancock Funds II and John Hancock Trust (2005–July 2009); Director, President and Chief
Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds,
LLC (until 2005).

40	New York Tax-Free Income Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since
2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary
and Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal
Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

Michael J. Leary, Born: 1965	2007

Treasurer
Vice President, John Hancock Life Insurance Company (U.S.A.) and Treasurer for John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since May 2009); Assistant
Treasurer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007); Vice
President and Senior Manager of Fund Administration, JP Morgan (1993–2004); Manager, Ernst &
Young, LLC (1988–1993).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Martin was appointed by the Board as Trustee on September 8, 2008 and Ms. Jackson was appointed effective October 1, 2008. Mr. Russo and Mr. Vrysen were elected by the shareholders at a special meeting on April 16, 2009.

Annual report | New York Tax-Free Income Fund	41

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company
*Member of the Audit Committee
†Non-Independent Trustee	Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

42	New York Tax-Free Income Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.	7600A 5/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/09

John Hancock

MUTUAL FUNDS

John Hancock

Massachusetts Tax-Free Income Fund

Annual Report

5.31.09

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

The Fund’s fiscal year-end recently changed from August 31 to May 31. As a result, this report covers the period from September 1, 2008, to May 31, 2009.

Municipal bonds posted positive returns for the nine months ended May 31, 2009, despite an unprecedented level of volatility. Municipal bonds fell sharply throughout the last four months of 2008 as a crisis in the credit markets and a deepening economic downturn led investors to shun risk-related assets. However, municipal bonds bounced back in the latter half of the period as unprecedented government intervention helped ease the credit crunch and the economy began to show early signs of stabilization.

For the nine months ended May 31, 2009, John Hancock Massachusetts Tax-Free Income Fund’s Class A shares posted a total return of 1.84% at net asset value. By comparison, Morningstar, Inc.’s muni Massachusetts fund category produced an average return of 0.80%, while the much broader-based Barclays Capital Municipal Bond Index, the Fund’s benchmark, returned 3.15%. Because the Fund focuses on a single state, its performance often varies from its broader benchmark index. We believe that the Fund’s outperformance of its Morningstar peer group average resulted from its defensive positioning, with an emphasis on high-quality municipal bonds and shorter-term securities. This added value during the municipal market sell-off in late 2008 but detracted in the last half of the period as longer-term bonds and lower-quality securities led the municipal market rebound in early 2009. The best performers were essential-services revenue bonds, which finance basic services such as utilities, water and sewer. In contrast, widening credit spreads during the period hurt the performance of lower-quality credits (including holdings associated with the Commonwealth of Puerto Rico), although considerable spread tightening at the end of the period mitigated some of the losses.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Investments concentrated in one industry may fluctuate more widely than investments diversified across industries. Because the Fund may focus on particular industries, its performance may depend on the performance of those industries.

The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. As a result, credit, market and other risks associated with the Fund’s investment strategies or techniques may be more pronounced for the Fund than for funds that are diversified.

The major factors in this Fund’s performance are interest rates and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk.

6	Massachusetts Tax-Free Income Fund | Annual report

A look at performance

For the period ended May 31, 2009

		Average annual returns (%)			Cumulative total returns (%)			SEC 30- day yield (%) as of 5-31-09
		with maximum sales charge (POP)			with maximum sales charge (POP)

	Inception
Class	date	1-year	5-year	10-year	1-year	5-year	10-year

A	9-3-87	–2.59	2.77	3.95	–2.59	14.61	47.30	3.88

B	10-3-96	–3.71	2.63	3.85	–3.71	13.89	45.85	3.36

C	4-1-99	0.28	3.00	3.70	0.28	15.93	43.78	3.36

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 0.98%, Class B — 1.68% and, Class C — 1.68%. Expenses for the current period may be higher than those shown in the “Annual operating expenses” table for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

Annual report | Massachusetts Tax-Free Income Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Massachusetts Tax-Free Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	5-31-99	$14,585	$14,585	$16,209

C2	5-31-99	14,378	14,378	16,209

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of May 31, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price. 2 No contingent deferred sales charge applicable.

8	Massachusetts Tax-Free Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2009 with the same investment held until May 31, 2009.

	Account value	Ending value	Expenses paid during
	on 3-1-09	on 5-31-09	period ended 5-31-09[1]

Class A	$1,000.00	$1,037.20	$3.00

Class B	1,000.00	1,034.50	4.79

Class C	1,000.00	1,035.30	4.80

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

1 Expenses are equal to the Fund’s annualized expense ratio of 1.17%, 1.87% and 1.87% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the three month period).

Annual report | Massachusetts Tax-Free Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2008, with the same investment held until May 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-08	on 5-31-09	period ended 5-31-09[1]

Class A	$1,000.00	$1,019.10	$5.89

Class B	1,000.00	1,015.60	9.40

Class C	1,000.00	1,015.60	9.40

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.17%, 1.87% and 1.87% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Massachusetts Tax-Free Income Fund | Annual report

Portfolio summary

Top 10 holdings[1]

Massachusetts State Turnpike Authority, 1-1-23, 5.125%			3.6%

Boston Housing Authority, 4-1-27, 5.000%			2.9%

Route 3 North Transit Improvement Associates, 6-15-29, 5.375%			2.8%

Holyoke Gas & Electric Department, 12-1-31, 5.000%			2.6%

Massachusetts Water Resources Authority, 8-1-29, 5.250%			2.4%

Massachusetts Bay Transportation Authority, 7-1-33, 5.250%			2.4%

Massachusetts Industrial Finance Agency, 12-1-20, 6.750%			2.3%

Massachusetts Health & Educational Facilities Authority, 12-15-31, 9.200%			2.2%

Puerto Rico Aqueduct & Sewer Authority, 7-1-11, 10.021%			2.1%

Commonwealth of Massachusetts, 12-1-24, 5.500%			2.0%

Industry composition[2,3]

General obligation bonds	9%	Housing	10%

Revenue bonds		Health care	10%

Transportation	16%	Utilities	6%

Education	16%	Pollution	3%

Other revenue	15%	Health care services	2%

Water & sewer	11%	Other	2%

Quality composition[2]

AAA	35%

AA	38%

A	9%

BBB	13%

BB	3%

Other	2%

1 As a percentage of net assets on May 31, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on May 31, 2009.

3 Investments concentrated in one industry may fluctuate more widely than investments diversified across industries. Because the Fund may focus on particular industries, its performance may depend on the performance of those industries.

Annual report | Massachusetts Tax-Free Income Fund	11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 5-31-09

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value

Tax-exempt long-term bonds 98.05%				$114,220,322

(Cost $113,913,509)

California 1.20%				1,400,000

California Economic Recovery,
General Obligation Ser. C–5 (V)	0.280%	07-01-23	$1,400	1,400,000

Massachusetts 88.95%				103,612,658

Boston Housing Authority,
Capital Program Revenue (D)	5.000	04-01-27	3,255	3,358,021
Capital Program Revenue (D)	5.000	04-01-28	2,000	2,048,680
Capital Program Revenue (D)	4.500	04-01-26	1,000	981,420

Boston Industrial Development
Financing Authority,
Harbor Electric Energy Co.	7.375	05-15-15	150	150,405

Boston Water & Sewer Commission,
Ser A	5.750	11-01-13	430	468,967

Commonwealth of Massachusetts,
General Obligation, Ser. C (D)	5.500	12-01-24	2,000	2,359,440
General Obligation (D)	5.500	11-01-17	1,000	1,186,700
General Obligation, Ser. C	5.500	11-01-15	1,000	1,172,420
General Obligation, Ser. C	5.375	12-01-19	1,000	1,096,830
General Obligation, Ser. E	5.000	11-01-25	1,000	1,120,790

Freetown Lakeville Regional
School District, General Obligation (D)	5.000	07-01-23	1,000	1,021,730

Holyoke Gas & Electric Department,
Ser. A (D)	5.000	12-01-31	3,410	3,014,883

Massachusetts Water Pollution
Abatement Trust, Prerefunded, Ser. 7	5.125	02-01-31	645	694,342

Massachusetts Bay Transportation Authority,
Prerefunded, Ser. A	5.250	07-01-30	150	157,643
Prerefunded, Ser. A	5.250	07-01-30	780	819,741
Ser. A	7.000	03-01-14	1,000	1,165,370
Ser. A	5.250	07-01-31	1,000	1,123,830
Ser. A	5.250	07-01-35	1,310	1,440,659
Ser. A	5.000	07-01-31	2,000	2,150,680
Ser. A	5.000	07-01-34	1,000	1,148,110
Ser. A–2	Zero	07-01-26	2,500	1,034,625
Ser. B	5.250	07-01-33	2,500	2,735,025
Unrefunded, Ser. A	5.250	07-01-30	70	70,261

See notes to financial statements

12	Massachusetts Tax-Free Income Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value

Massachusetts (continued)

Massachusetts Development
Finance Agency,
Belmont Hill School	5.000%	09-01-31	$1,000	$1,097,330
Curry College, Ser. A (D)	5.250	03-01-26	1,000	882,740
Curry College, Ser. A (D)	4.500	03-01-25	1,000	784,510
Dominion Energy Brayton Point	5.000	02-01-36	2,000	1,659,320
Draper Laboratory	5.875	09-01-30	2,000	2,080,120
Jewish Philanthropies, Ser. A	5.250	02-01-22	1,875	1,976,475
Linden Ponds Inc., Ser. A	5.750	11-15-35	1,500	962,640
Massachusetts College of Pharmacy, Ser. E (D)	5.000	07-01-37	1,000	992,490
New England Conservatory of Music	5.250	07-01-38	2,000	1,630,680
Ogden Haverhill Project, Ser. B	5.500	12-01-19	1,500	1,235,085
Orchard Cove Inc.	5.250	10-01-26	1,000	678,380
Plantation Apartments, Ser. A	5.000	12-15-24	2,320	2,275,734
Semass Partnership, Ser. A (D)	5.625	01-01-16	500	498,475
VOA Concord Assisted Living, Ser. A	6.900	10-20-41	1,000	1,185,650

Massachusetts Health & Educational
Facilities Authority,
Boston College, Ser. L	4.750	06-01-31	1,000	978,620
Caregroup, Ser. E-1	5.125	07-01-33	250	219,995
Civic Investments, Ser. B	9.200	12-15-31	2,000	2,532,440
Emerson Hospital, Ser. E (D)	5.000	08-15-35	1,000	701,900
Harvard Pilgrim Healthcare, Ser. A (D)	5.000	07-01-18	1,000	1,004,050
Harvard University, Ser. W	6.000	07-01-35	1,000	1,069,130
Jordan Hospital, Ser. E	6.750	10-01-33	1,500	1,172,385
Lahey Clinic Inc., Ser. C (D)	5.000	08-15-23	1,000	925,380
Partners Healthcare	5.000	07-01-22	1,000	1,044,690
Prerefunded, Partners Healthcare,
Ser. C	5.750	07-01-32	970	1,073,645
Prerefunded, South Shore Hospital	5.750	07-01-29	635	644,246
Simmons College, Ser. D (D)	6.150	10-01-29	1,000	1,079,860
Sterling & Francine Clark, Ser. A	5.000	07-01-36	1,000	1,003,510
Tufts University	5.375	08-15-38	350	366,940
UMass Worcester Campus, Ser. B (D)	5.250	10-01-31	1,500	1,628,775
Unrefunded, Partners Healthcare,
Ser. C	5.750	07-01-32	30	30,438
Unrefunded, South Shore Hospital	5.750	07-01-29	365	340,702
Wheelock College, Ser. B (D)	5.625	10-01-30	1,000	1,094,440
Williams College, Ser. H	5.000	07-01-33	1,500	1,531,605
Woods Hole Oceanographic, Ser. B	5.375	06-01-30	1,000	1,041,640

Massachusetts Housing Finance Agency,
Ser. A (D)	5.800	07-01-30	910	872,590
Ser. B	4.700	12-01-16	1,265	1,290,629

Massachusetts Industrial Finance Agency,
Mass American Water Co.	6.900	12-01-29	1,210	1,061,339
Mass American Water Co.	6.750	12-01-20	2,780	2,652,982
Ogden Haverhill Project, Ser. A	5.600	12-01-19	500	404,445

Massachusetts Port Authority,
Bosfuel Corp. (D)	5.000	07-01-32	1,770	1,503,296
Ser. C (D)	5.750	07-01-29	1,250	1,301,688
US Airways Inc., Ser. A (D)	5.750	09-01-16	1,000	750,620

Massachusetts Special Obligation (D)	5.250	01-01-26	1,000	1,129,150

See notes to financial statements

Annual report | Massachusetts Tax-Free Income Fund	13

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value

Massachusetts (continued)

Massachusetts State College
Building Authority,
Ser. A	5.500%	05-01-49	$1,000	$1,017,010
Ser. B (D)	Zero	05-01-19	1,000	640,360

Massachusetts State Turnpike Authority,
Ser. A (D)	5.125	01-01-23	445	504,047
Ser. A (D)	5.125	01-01-23	4,450	4,226,165
Ser. A (D)	5.000	01-01-37	300	256,194
Ser. C (D)	Zero	01-01-20	1,000	550,930

Massachusetts Water Pollution
Abatement Trust,
Ser. 13	5.000	08-01-28	1,000	1,059,770
Ser. 14	5.000	08-01-32	1,000	1,047,050
Unrefunded, Ser. 7	5.125	02-01-31	1,775	1,803,471
Unrefunded, Ser. 9	5.250	08-01-18	60	67,722

Massachusetts Water Resources Authority,
Ser. B (D)	5.250	08-01-29	2,500	2,782,050
Ser. B	5.000	08-01-39	1,000	1,015,080

Narragansett Regional School District,
General Obligation (D)	5.375	06-01-18	1,000	1,043,940

Pittsfield, City of,
General Obligation (D)	5.000	04-15-19	1,000	1,050,190

Plymouth County,
Correctional Facility Project (D)	5.000	04-01-22	1,000	1,026,640

Rail Connections Inc.,
Route 128 Parking Project, Ser. B	Zero	07-01-18	1,750	1,003,030
Route 128 Parking Project, Ser. B	Zero	07-01-19	2,415	1,295,865

Route 3 North Transit
Improvement Associates,
Rev Lease (D)	5.375	06-15-29	3,100	3,249,513

University of Massachusetts
Building Authority,
Ser. A (D)	5.125	11-01-25	1,000	1,062,300

New York 0.08%				100,000

New York City Municipal Water,
Finance Authority Ser. C (V)	0.410	06-15-33	100	100,000

Puerto Rico 7.82%				9,107,664

Commonwealth of Puerto Rico,
Inverse Floater (B)(D)(P)	9.532	07-01-11	1,000	1,089,940

Puerto Rico Aqueduct & Sewer Authority,
Inverse Floater (B)(D)(P)	10.021	07-01-11	2,000	2,411,520
Ser. A	6.125	07-01-24	1,750	1,381,695

See notes to financial statements

14	Massachusetts Tax-Free Income Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value

Puerto Rico (continued)

Puerto Rico Highway &
Transportation Authority,
Prerefunded, Ser. Y	6.250%	07-01-14	$955	$1,156,094
Ser. AA (D)	5.500	07-01-19	2,000	1,999,120
Unrefunded, Ser. Y	6.250	07-01-14	45	47,025

Puerto Rico Housing Finance Authority,
Single Family Revenue	5.125	12-01-27	1,000	1,022,270

Total investments (Cost $113,913,509) 98.05%				$114,220,322

Other assets and liabilities, net 1.95%				$2,265,968

Total net assets 100.00%				$116,486,290

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(B) Security has been issued as a leveraged inverse floater bond purchased on the secondary market.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

ACA Financial Guaranty Corp.	1.46%
Ambac Financial Group, Inc.	5.62%
Assured Guaranty Ltd.	0.87%
Financial Guaranty Insurance Company	2.85%
Financial Security Assurance, Inc.	11.08%
National Reinsurance Financial
Guaranty Insurance Company	21.63%
Radian Asset Assurance, Inc.	0.61%
XL Capital Assurance, Inc.	0.56%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2009.

† At May 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $113,660,872. Net unrealized appreciation aggregated $559,450, of which $4,992,234 related to appreciated investment securities and $4,432,784 related to depreciated investment securities.

See notes to financial statements

Annual report | Massachusetts Tax-Free Income Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-09

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $113,913,509)	$114,220,322
Receivable for fund shares sold	454,784
Interest receivable	2,063,458
Other receivables and prepaid assets	7,529

Total assets	116,746,093

Liabilities

Due to custodian	80,687
Payable for fund shares repurchased	46,201
Payable to affiliates
Accounting and legal services fees	5,481
Transfer agent fees	6,475
Distribution and service fees	40,513
Trustees’ fees	4,126
Management fees	47,530
Other liabilities and accrued expenses	28,790

Total liabilities	259,803

Net assets

Capital paid-in	$115,568,681
Undistributed net investment income	6,190
Accumulated net realized gain on investments	604,606
Net unrealized appreciation on investments	306,813

Net assets	$116,486,290

Net asset value per share

Based on net asset value and shares outstanding — the Fund has Unlimited number of shares authorized with no par value.
Class A ($95,303,685 ÷ 7,878,754 shares)	$12.10
Class B ($7,241,479 ÷ 598,725 shares)[1]	$12.09
Class C ($13,941,126 ÷ 1,152,512 shares)[1]	$12.10

Maximum offering price per share

Class A ($12.10 ÷ 95.5%)[2]	$12.67

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

16	Massachusetts Tax-Free Income Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the periods ended 5-31-09 and 8-31-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the periods stated.

	Period	Year
	ended	ended
	5-31-09[1]	8-31-08

Investment income

Interest	$4,576,685	$5,540,756

Expenses

Investment management fees (Note 5)	418,253	547,982
Distribution and service fees (Note 5)	358,277	482,260
Transfer agent fees (Note 5)	50,202	65,784
Accounting and legal services fees (Note 5)	13,147	12,632
Trustees’ fees	5,975	4,575
State registration fees	13,521	15,081
Printing and postage fees	27,313	21,050
Professional fees	52,988	24,049
Custodian fees	32,772	45,316
Registration and filing fees	1,897	—
Proxy fees	34,318	—
Miscellaneous	8,343	4,093

Total expenses	1,017,006	1,222,822
Less expense reductions (Note 5)	(498)	(1,153)

Net expenses	1,016,508	1,221,669

Net investment income	3,560,177	4,319,087

Realized and unrealized gain (loss)

Net realized gain on investments	271,658	54,090

Change in net unrealized appreciation (depreciation)
of investments	(2,550,725)	(761,375)

Net realized and unrealized loss	(2,279,067)	(707,285)

Increase in net assets from operations	$1,281,110	$3,611,802

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

See notes to financial statements

Annual report | Massachusetts Tax-Free Income Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year	Year
	ended	ended	ended
	5-31-09[1]	8-31-08	8-31-07

Increase (decrease) in net assets

From operations
Net investment income	$3,560,177	$4,319,087	$4,179,025
Net realized gain	271,658	54,090	170,909
Change in net unrealized appreciation
(depreciation)	(2,550,725)	(761,375)	(2,453,587)

Increase in net assets resulting
from operations	1,281,110	3,611,802	1,896,347

Distributions to shareholders
From net investment income
Class A	(2,966,287)	(3,530,398)	(3,238,460)
Class B	(220,290)	(365,306)	(506,352)
Class C	(337,360)	(365,433)	(372,916)
From net realized gain
Class A	(39,269)	(145,816)	(48,486)
Class B	(3,504)	(20,811)	(10,264)
Class C	(5,057)	(18,468)	(6,898)

Total distributions	(3,571,767)	(4,446,232)	(4,183,376)

From Fund share transactions (Note 6)	(547,233)	17,294,873	(734,203)

Total increase (decrease)	(2,837,890)	16,460,443	(3,021,232)

Net assets

Beginning of period	119,324,180	102,863,737	105,884,969

End of period	$116,486,290	$119,324,180	$102,863,737

Undistributed net investment income	$6,190	$7,533	$7,821

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

See notes to financial statements

18	Massachusetts Tax-Free Income Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05	8-31-04

Per share operating performance

Net asset value, beginning of period	$12.28	$12.37	$12.64	$12.87	$12.75	$12.38
Net investment income[2]	0.38	0.51	0.53	0.53	0.54	0.56
Net realized and unrealized gain (loss) on
investments	(0.17)	(0.08)	(0.27)	(0.24)	0.11	0.36
Total from investment operations	0.21	0.43	0.26	0.29	0.65	0.92
Less distributions
From net investment income	(0.39)	(0.50)	(0.52)	(0.52)	(0.53)	(0.55)
From net realized gain	—[3]	(0.02)	(0.01)	—[3]	—	—
Total distributions	(0.39)	(0.52)	(0.53)	(0.52)	(0.53)	(0.55)
Net asset value, end of period	$12.10	$12.28	$12.37	$12.64	$12.87	$12.75
Total return (%)[4]	1.84[5]	3.55[6]	2.02[6]	2.38[6]	5.21	7.55

Ratios and supplemental data

Net assets, end of period (in millions)	$95	$97	$80	$78	$76	$71
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.09[7,8]	0.98	0.98	0.99	1.04	1.01
Expenses net of fee waivers	1.09[7,8]	0.98	0.98	0.99	1.04	1.01
Expenses net of all fee waivers
and credits	1.09[7,8]	0.97	0.98	0.99	1.04	1.01
Net investment income	4.39[8]	4.08	4.16	4.19	4.20	4.40
Portfolio turnover (%)	17	22	25	15	26	44

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

2 Based on the average of the shares outstanding.

3 Capital gains distribution less than $0.01.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

8 Annualized.

See notes to financial statements

Annual report | Massachusetts Tax-Free Income Fund	19

F I N A N C I A L   S T A T E M E N T S

CLASS B SHARES Period ended	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05	8-31-04

Per share operating performance

Net asset value, beginning of period	$12.28	$12.37	$12.64	$12.87	$12.75	$12.38
Net investment income[2]	0.32	0.42	0.44	0.44	0.45	0.47
Net realized and unrealized gain (loss)
on investments	(0.19)	(0.08)	(0.27)	(0.24)	0.11	0.36
Total from investment operations	0.13	0.34	0.17	0.20	0.56	0.83
Less distributions
From net investment income	(0.32)	(0.41)	(0.43)	(0.43)	(0.44)	(0.46)
From net realized gain	—[3]	(0.02)	(0.01)	—[3]	—	—
Total distributions	(0.32)	(0.43)	(0.44)	(0.43)	(0.44)	(0.46)
Net asset value, end of period	$12.09	$12.28	$12.37	$12.64	$12.87	$12.75
Total return (%)[4]	1.22[5]	2.83[6]	1.31[6]	1.67[6]	4.48	6.80

Ratios and supplemental data

Net assets, end of period (in millions)	$7	$10	$12	$17	$20	$23
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.79[7,8]	1.68	1.68	1.69	1.74	1.71
Expenses net of fee waivers	1.79[7,8]	1.68	1.68	1.69	1.74	1.71
Expenses net of all fee waivers
and credits	1.79[7,8]	1.67	1.68	1.69	1.74	1.71
Net investment income	3.69[8]	3.39	3.46	3.49	3.50	3.70
Portfolio turnover (%)	17	22	25	15	26	44

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

2 Based on the average of the shares outstanding.

3 Capital gains distribution less than $0.01.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

8 Annualized.

CLASS C SHARES Period ended	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05	8-31-04

Per share operating performance

Net asset value, beginning of period	$12.28	$12.37	$12.64	$12.87	$12.75	$12.38
Net investment income[2]	0.32	0.42	0.44	0.44	0.45	0.47
Net realized and unrealized gain (loss) on
investments	(0.18)	(0.08)	(0.27)	(0.24)	0.11	0.36
Total from investment operations	0.14	0.34	0.17	0.20	0.56	0.83
Less distributions
From net investment income	(0.32)	(0.41)	(0.43)	(0.43)	(0.44)	(0.46)
From net realized gain	—[3]	(0.02)	(0.01)	—[3]	—	—
Total distributions	(0.32)	(0.43)	(0.44)	(0.43)	(0.44)	(0.46)
Net asset value, beginning of period	$12.10	$12.28	$12.37	$12.64	$12.87	$12.75
Total return (%)[4]	1.31[5]	2.83[6]	1.31[6]	1.67[6]	4.48	6.80

Ratios and supplemental data

Net assets, end of period (in millions)	$14	$12	$10	$11	$8	$8
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.79[7,8]	1.68	1.68	1.69	1.74	1.71
Expenses net of fee waivers	1.79[7,8]	1.68	1.68	1.69	1.74	1.71
Expenses net of all fee waivers
and credits	1.79[7,8]	1.67	1.68	1.69	1.74	1.71
Net investment income	3.67[8]	3.38	3.46	3.48	3.49	3.69
Portfolio turnover (%)	17	22	25	15	26	44

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

2 Based on the average of the shares outstanding.

3 Capital gains distribution less than $0.01.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

8 Annualized.

See notes to financial statements

20	Massachusetts Tax-Free Income Fund | Annual report

Notes to financial statements

Note 1
Organization

John Hancock Massachusetts Tax-Free Income Fund (the Fund) is a non-diversified series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal and Massachusetts personal income taxes. Since the Fund invests primarily in Massachusetts state issuers, the Fund may be affected by political, economic or regulatory developments in the commonwealth of Massachusetts.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Municipal valuations change in response to many factors including tax receipts and budget disbursements of the municipalities, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

Annual report | Massachusetts Tax-Free Income Fund	21

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	—	$—

Level 2 — Other Significant Observable Inputs	$114,220,322	—

Level 3 — Significant Unobservable Inputs	—	—

Total	$114,220,322	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates, option prices and swap prices.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B and Class C shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

22	Massachusetts Tax-Free Income Fund | Annual report

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended May 31, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of May 31, 2009, the fund had no uncertain tax positions that would require financial statement recognition, derecognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended May 31, 2009 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. During the year ended August 31, 2007 the tax character of distributions paid was as follows: ordinary income $9,741, tax exempt income $4,107,987 and long-term capital gain $65,648. During the year ended August 31, 2008, the tax character of distributions paid was as follows: ordinary income $27,894, tax exempt income $4,233,243 and long-term capital gain $185,095. During the period ended May 31, 2009, the tax character of distributions paid was as follows: ordinary income $36,988, tax exempt income $3,486,949 and long-term capital gain $47,830. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of May 31, 2009, the components of distributable earnings on a tax basis included $12,567 of undistributed exempt income, and $351,969 of undistributed long-term gain.

Such distributions and distributable earnings on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to amortization and accretion on debt securities.

Annual report | Massachusetts Tax-Free Income Fund	23

Note 3
Risk and uncertainties

Non-diversified risk

The Fund is allowed to invest in the securities of a relatively small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for the Fund than for funds that are diversified.

State concentration risk

The Fund may concentrate its investments in a single state and its performance is affected by local, state and regional factors. The risks may include economic or policy changes, erosion of the tax base, and state legislative changes (especially those regarding budgeting and taxes). Although the Fund invests mainly in investment-grade bonds, which generally have a relatively low level of credit risk, any factors that might lead to a credit decline statewide would be likely to cause widespread decline in the credit quality of the Fund’s holdings.

Insurance concentration risk

The Fund may hold insured municipal obligations which are insured as to their scheduled payment of principal and interest under an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance. Since there are a limited number of municipal obligation insurers, a Fund may have a concentration of investments covered by one insurer. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, the credit quality of companies which provide the insurance may affect the value of those securities and insurance does not guarantee the market value of the insured obligation.

Municipal bond risk

The Fund generally invests in general obligation or revenue municipal bonds. The bonds are backed by the municipal issuers have the risk that the issuer’s credit quality will decline. General obligation bonds are backed by the municipal issuer’s ability to levy taxes. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders which may be caused by many reasons, including fiscal mismanagement and erosion of the tax base. Revenue bonds are backed only by income associated with a specific facility. Any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the Fund’s average daily net asset value in excess of $1,250,000,000. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

24	Massachusetts Tax-Free Income Fund | Annual report

The investment management fees incurred for the period ended May 31, 2009, were equivalent to an annual effective rate of 0.50% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal services fees incurred for the period ended May 31, 2009, were equivalent to an annual effective rate of 0.02% of the Fund’s average daily net assets.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. The expense reductions related to custody fee offsets amounted to $486.

Class A shares are assessed up-front sales charges. During the period ended May 31, 2009, JH Funds received net up-front sales charges of $105,430 with regard to sales of Class A shares. Of this amount, $13,919 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $87,882 was paid as sales commissions to unrelated broker-dealers and $3,629 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended May 31, 2009, CDSCs received by JH Funds amounted to $4,942 for Class B shares and $6,685 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.01% for all classes based on each class’s average daily net assets.

• All classes of the Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended May 31, 2009, the Fund’s transfer agent

Annual report | Massachusetts Tax-Free Income Fund	25

fees and out-of-pocket expenses were reduced by $12 for transfer agent credits earned.

Class level expenses for the period ended May 31, 2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$204,955	$41,001
Class B	60,426	3,626
Class C	92,896	5,575
Total	$358,277	$50,202

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. Mr. John G. Vrysen is a Board member of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended May 31, 2009, and the years ended August 31, 2008 and August 31, 2007, along with the corresponding dollar value.

	Period ended 5-31-09[1]		Year ended 8-31-08		Year ended 8-31-07
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	1,165,885	$13,673,023	2,219,649	$27,487,293	1,276,935	$16,066,440
Distributions
reinvested	164,304	1,918,925	196,397	2,425,793	172,992	2,176,719
Repurchased	(1,376,183)	(15,740,982)	(955,292)	(11,857,448)	(1,134,584)	(14,263,334)
Net increase
(decrease)	(45,994)	($149,034)	1,460,754	$18,055,638	315,343	$3,979,825

Class B shares

Sold	30,356	$359,222	46,318	$571,989	76,660	$964,654
Distributions
reinvested	11,140	129,746	18,462	228,233	22,008	277,160
Repurchased	(244,117)	(2,835,812)	(271,739)	(3,381,097)	(468,311)	(5,902,238)
Net decrease	(202,621)	($2,346,844)	(206,959)	($2,580,875)	(369,643)	($4,660,424)

Class C shares

Sold	271,489	$3,213,587	272,222	$3,366,433	173,366	$2,187,397
Distributions
reinvested	18,700	218,103	20,820	257,178	20,105	253,020
Repurchased	(129,730)	(1,483,045)	(145,385)	(1,803,501)	(198,787)	(2,494,021)
Net increase
(decrease)	160,459	$1,948,645	147,657	$1,820,110	(5,316)	($53,604)

Net increase
(decrease)	(88,156)	($547,233)	1,401,452	$17,294,873	(59,616)	($734,203)

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

26	Massachusetts Tax-Free Income Fund | Annual report

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, including purchases and sales of variable rate demand notes of $12,524,691 and $12,958,662, respectively, during the period ended May 31, 2009, aggregated $18,424,691 and $21,468,662, respectively. Short-term securities are excluded from these amounts.

Note 8
Change in fiscal year end

On March 12, 2009, the Board of Trustees approved to change the Fund’s fiscal year-end from August 31 to May 31.

Annual report | Massachusetts Tax-Free Income Fund	27

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
 John Hancock Massachusetts Tax-Free Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Massachusetts Tax-Free Income Fund (the “Fund”) at May 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 17, 2009

28	Massachusetts Tax-Free Income Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable period ended May 31, 2009.

The Fund has designated distributions to shareholders of $47,830 as a long-term capital gain dividend.

The Fund designates 98.99% of dividends from net investment income as exempt-interest dividends. The percentage of dividends subject to the alternative minimum tax is 9.68%.

For specific information on exception provisions in your state, consult your local state tax office or your tax adviser. Shareholders will be mailed a 2009 U.S. Treasury Department Form 1099-DIV in January 2010. This will reflect the total of all distributions that are taxable for calendar year 2009.

Annual report | Massachusetts Tax-Free Income Fund	29

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Massachusetts Tax-Free Income Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Tax-Exempt Series Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Massachusetts TaxFree Income Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and noninvestment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decisionmaking processes of the Adviser and

30	Massachusetts Tax-Free Income Fund | Annual report

Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for the 1-year period was lower than the performance of the Peer Group and Category medians, and its benchmark index, the Lehman Brothers Municipal Bond Index. The Board noted that the Fund’s performance during the 3-year period lower than the performance of its benchmark index, but generally in line with the performance of its benchmark index for the 5- and 10-year periods. The Board noted that the Fund’s performance for the 3-year period was higher than the performance of the Peer Group median and generally in line with the performance of the Category median. The Board viewed favorably that the Fund’s performance for the 5- and 10-year periods was higher than the performance of the Peer Group and Category medians.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rates of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Expense Ratio was lower than the Peer Group median and not appreciably higher than the Category median. The Board also noted that the Fund’s Net Expense Ratio was higher than the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Annual report | Massachusetts Tax-Free Income Fund	31

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadvisor, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadvisor with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Board Consideration of Amendments
to Investment Advisory Agreement

In approving the proposed new form of Advisory Agreement at the December 8–9, 2008 meeting (which is subject to shareholder approval), the Board determined that it was

32	Massachusetts Tax-Free Income Fund | Annual report

appropriate to rely upon its recent consideration at its June 10, 2008 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 10, 2008 meeting, concluded that these factors, taken as a whole, supported the continuation of the Advisory Agreement. The Board, at the December 8–9, 2008 meeting, revisited particular factors to the extent relevant to the proposed new form of Agreement. In particular, the Board noted the skill and competency of the Adviser in its past management of the Fund’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for the Trust and the Fund, including those who served as officers of the Trust, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Fund and concluded that the Adviser may reasonably be expected to perform its services ably under the proposed new form of Advisory Agreement. The Board also took into consideration the extensive analysis and effort undertaken by a working group comprised of a subset of the Board’s Independent Trustees, which met several times, both with management representatives and separately, prior to the Board’s December 8–9, 2008 meeting. The Board considered the differences between the current Advisory Agreement and proposed new form of Agreement, and agreed that the new Advisory Agreement structure would more clearly delineate the Adviser’s duties under the Agreement by separating the Adviser’s non-advisory functions from its advisory functions. The enhanced delineation is expected to facilitate oversight of the Adviser’s advisory and non-advisory activities without leading to any material increase in the Fund’s overall expense ratios.

Annual report | Massachusetts Tax-Free Income Fund	33

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Tax-Exempt Series Fund and its series, John Hancock Massachusetts Tax-Free Income Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on the proposal listed below:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Tax-Exempt Series Fund.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of each of the Trusts (all Trusts):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	9,199,423.8840	65.776%	95.123%
Withhold	471,610.7220	3.372%	4.877%
TOTAL	9,671,034.6060	69.148%	100.000%

John G. Vrysen
Affirmative	9,132,290.8840	65.296%	94.429%
Withhold	538,743.7220	3.852%	5.571%
TOTAL	9,671,034.6060	69.148%	100.000%

James F. Carlin
Affirmative	9,236,939.6840	66.044%	95.511%
Withhold	434,094.9220	3.104%	4.489%
TOTAL	9,671,034.6060	69.148%	100.000%

William H. Cunningham
Affirmative	9,136,729.7630	65.328%	94.475%
Withhold	534,304.8430	3.820%	5.525%
TOTAL	9,671,034.6060	69.148%	100.000%

Deborah Jackson
Affirmative	9,232,045.3550	66.009%	95.461%
Withhold	438,989.2510	3.139%	4.539%
TOTAL	9,671,034.6060	69.148%	100.000%

Charles L. Ladner
Affirmative	9,215,294.6840	65.889%	95.288%
Withhold	455,739.9220	3.259%	4.712%
TOTAL	9,671,034.6060	69.148%	100.000%

Stanley Martin
Affirmative	9,216,962.2030	65.901%	95.305%
Withhold	454,072.4030	3.247%	4.695%
TOTAL	9,671,034.6060	69.148%	100.000%

Patti McGill Peterson
Affirmative	9,220,240.4900	65.925%	95.339%
Withhold	450,794.1160	3.223%	4.661%
TOTAL	9,671,034.6060	69.148%	100.000%

34	Massachusetts Tax-Free Income Fund | Annual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	9,210,415.8840	65.855%	95.237%
Withhold	460,618.7220	3.293%	4.763%
TOTAL	9,671,034.6060	69.148%	100.000%

Steven R. Pruchansky
Affirmative	9,150,464.2030	65.426%	94.617%
Withhold	520,570.4030	3.722%	5.383%
TOTAL	9,671,034.6060	69.148%	100.000%

Gregory A. Russo
Affirmative	9,213,075.9390	65.874%	95.265%
Withhold	457,958.6670	3.274%	4.735%
TOTAL	9,671,034.6060	69.148%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Tax-Exempt Series Fund and its series, John Hancock Massachusetts Tax-Free Income Fund, held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on the proposals listed below:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Tax-Exempt Series Fund and John Hancock Advisers, LLC.

PROPOSAL 2 PASSED ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock Advisers, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	4,491,022.0400	48.415%	68.621%
Against	256,797.3780	2.768%	3.924%
Abstain	301,712.8830	3.253%	4.610%
Broker Non-Votes	1,495,155.0000	16.118%	22.845%
TOTAL	6,544,687.3010	70.554%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

3. Approval of the following changes to fundamental investment restrictions (See Proxy Statement for Fund(s) voting on this Proposal):

PROPOSALS 3A-3F and 3L PASSED ON MAY 5, 2009.

3A. Revise: Concentration
		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	4,438,743.9590	47.851%	67.823%
Against	212,511.0430	2.291%	3.247%
Abstain	398,276.2990	4.294%	6.085%
Broker Non-Votes	1,495,156.0000	16.118%	22.845%
TOTAL	6,544,687.3010	70.554%	100.000%

Annual report | Massachusetts Tax-Free Income Fund	35

3B. Revise: Diversification
		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	4,448,730.2250	47.959%	67.975%
Against	211,378.8950	2.279%	3.230%
Abstain	389,422.1810	4.198%	5.950%
Broker Non-Votes	1,495,156.0000	16.118%	22.845%
TOTAL	6,544,687.3010	70.554%	100.000%

3C. Revise: Underwriting

Affirmative	4,416,860.2020	47.615%	67.488%
Against	233,653.9610	2.519%	3.570%
Abstain	399,017.1380	4.302%	6.097%
Broker Non-Votes	1,495,156.0000	16.118%	22.845%
TOTAL	6,544,687.3010	70.554%	100.000%

3D. Revise: Real Estate

Affirmative	4,442,086.1840	47.887%	67.873%
Against	232,436.9090	2.506%	3.552%
Abstain	374,108.2080	4.033%	5.716%
Broker Non-Votes	1,496,056.0000	16.128%	22.859%
TOTAL	6,544,687.3010	70.554%	100.000%

3E. Revise: Loans

Affirmative	4,412,280.3530	47.566%	67.418%
Against	248,307.1570	2.677%	3.794%
Abstain	388,943.7910	4.193%	5.943%
Broker Non-Votes	1,495,156.0000	16.118%	22.845%
TOTAL	6,544,687.3010	70.554%	100.000%

3F. Revise: Senior Securities

Affirmative	4,527,611.6790	48.810%	69.180%
Against	195,763.3730	2.110%	2.991%
Abstain	326,156.2490	3.516%	4.984%
Broker Non-Votes	1,495,156.0000	16.118%	22.845%
TOTAL	6,544,687.3010	70.554%	100.000%

3L. Eliminate: Pledging Assets

Affirmative	4,418,521.3110	47.633%	67.513%
Against	280,755.0670	3.027%	4.290%
Abstain	350,255.9230	3.776%	5.352%
Broker Non-Votes	1,495,155.0000	16.118%	22.845%
TOTAL	6,544,687.3010	70.554%	100.000%

36	Massachusetts Tax-Free Income Fund | Annual report

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to compensation plans.

PROPOSAL 4 PASSED FOR ONLY CLASSES A AND B SHARES ON MAY 5, 2009.

Class A

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	3,639,150.1720	48.126%	67.911%
Against	154,747.0970	2.046%	2.888%
Abstain	391,500.1910	5.177%	7.306%
Broker Non-Votes	1,173,252.0000	15.515%	21.895%
TOTAL	5,358,649.4600	70.864%	100.000%

Class B

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	295,743.1490	43.778%	67.863%
Against	10,467.0000	1.549%	2.402%
Abstain	29,445.6280	4.359%	6.757%
Broker Non-Votes	100,137.0000	14.823%	22.978%
TOTAL	435,792.7770	64.509%	100.000%

Class C

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	483,672.8150	46.570%	64.469%
Against	4,367.0000	.420%	.582%
Abstain	40,439.2490	3.894%	5.390%
Broker Non-Votes	221,766.0000	21.352%	29.559%
TOTAL	750,245.0640	72.236%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 PASSED ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	4,420,691.2260	47.657%	67.546%
Against	240,966.9670	2.598%	3.682%
Abstain	387,874.1080	4.181%	5.927%
Broker Non-Votes	1,495,155.0000	16.118%	22.845%
TOTAL	6,544,687.3010	70.554%	100.000%

Annual report | Massachusetts Tax-Free Income Fund	37

Proposal 6: To revise merger approval requirements for John Hancock Tax-Exempt Series Fund.

PROPOSAL 6 PASSED ON MAY 5, 2009.

6. Revision to merger approval requirements (all Trusts).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	6,598,933.8430	47.183%	68.234%
Against	344,765.4520	2.465%	3.565%
Abstain	572,071.3110	4.090%	5.915%
Broker Non-Votes	2,155,264.0000	15.410%	22.286%
TOTAL	9,671,034.6060	69.148%	100.000%

38	Massachusetts Tax-Free Income Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	1996	48

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (until 1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2005	48

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham,[2] Born: 1944	1987	48

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile
Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until
2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director,
Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[2,4] Born: 1952	2008	48

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Annual report | Massachusetts Tax-Free Income Fund	39

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2004	48

Chairman and Trustee, Dunwoody Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and
Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Stanley Martin,[2,4] Born: 1947	2008	48

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	1996	48

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator and Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky, Born: 1944	2005	48

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo,[4] Born: 1949	2009	48

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

40	Massachusetts Tax-Free Income Fund | Annual report

Non-Independent Trustees[3]
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	264

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

John G. Vrysen,[4] Born: 1955	2009	48

Chief Operating Officer (since 2005)
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, the Adviser, The Berkeley Group,
Manulife Financial Corporation Global Investment Management (U.S.), LLC, John Hancock Investment
Management Services, LLC, John Hancock Funds, LLC, John Hancock Funds, John Hancock Funds II,
John Hancock Funds III and John Hancock Trust (2005–2007); Vice President, Manulife Financial
Corporation (until 2006).

Principal officers who are not Trustees
Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and other		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock Funds and John Hancock Funds III (since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment
Company Institute Sales Force Marketing Committee (since 2003); President and Chief Executive
Officer, John Hancock Funds II and John Hancock Trust (2005–July 2009); Director, President and Chief
Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds,
LLC (until 2005).

Annual report | Massachusetts Tax-Free Income Fund	41

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since
2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary
and Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal
Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

Michael J. Leary, Born: 1965	2007

Treasurer
Vice President, John Hancock Life Insurance Company (U.S.A.) and Treasurer for John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since May 2009); Assistant
Treasurer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007); Vice
President and Senior Manager of Fund Administration, JP Morgan (1993–2004); Manager, Ernst &
Young, LLC (1988–1993).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805. The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Martin was appointed by the Board as Trustee on September 8, 2008 and Ms. Jackson was appointed effective October 1, 2008. Mr. Russo and Mr. Vrysen were elected by the shareholders at a special meeting on April 16, 2009.

42	Massachusetts Tax-Free Income Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner	Principal distributor
Stanley Martin*	John Hancock Funds, LLC
Dr. John A. Moore
Steven R. Pruchansky	Custodian
Gregory A. Russo	State Street Bank and Trust Company
John G. Vrysen†
*Member of the Audit Committee	Transfer agent
†Non-Independent Trustee	John Hancock Signature Services, Inc.

Officers	Legal counsel
Keith F. Hartstein	K&L Gates LLP
President and Chief Executive Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Annual report | Massachusetts Tax-Free Income Fund	43

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.	7700A 5/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/09

ITEM 2. CODE OF ETHICS.

As of the end of the period, May 31, 2009, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $53,416 for the fiscal year ended May 31, 2009 (the funds of the registrant changed the fiscal year end to May 31) (broken out as follows: John Hancock Massachusetts Tax-Free Income Fund - $26,708 and John Hancock New York Tax-Free Income Fund - $26,708) and $35,600 for the fiscal year ended August 31, 2008 (broken out as follows: John Hancock Massachusetts Tax-Free Income Fund - $17,800 and John Hancock New York Tax-Free Income Fund - $17,800). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services
There were no audit-related fees during the fiscal year ended May 31, 2009 and fiscal year ended August 31, 2008 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $4,272 for the fiscal year ended May 31, 2009 (broken out as follows: John Hancock Massachusetts Tax-Free Income Fund - $2,136 and John Hancock New York Tax-Free Income Fund - $2,136) and $5,000 for the fiscal year ended August 31, 2008 (broken out as follows: John Hancock Massachusetts Tax-Free Income Fund - $2,500 and John Hancock New York Tax-Free Income Fund - $2,500). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees
There were no other fees during the fiscal year ended May 31, 2009 and fiscal year ended August 31, 2008 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended May 31, 2009, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $8,870,017 for the fiscal year ended May 31, 2009, and $867,445 for the fiscal year ended August 31, 2008.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
William H. Cunningham
Deborah C. Jackson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: July 15, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: July 15, 2009